As filed with the Securities and Exchange Commission on October 12, 2000


                               File No. 333-69365
                                File No. 811-9165


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                  Post-Effective Amendment No. 5            [X]


                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                  Amendment No. 7                           [X]


                            KELMOORE STRATEGIC TRUST
               (Exact Name of Registrant as Specified on Charter)

2471 E. Bayshore Road, Suite 501
Palo Alto, California 94303                      (800) 486-3717
(Address of Principal Executive Offices)         (Registrant's Telephone Number)

                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                        2471 E. Bayshore Road, Suite 501
                           Palo Alto, California 94303
                     (Name and Address of Agent for Service)

Copies to: Kimberly J. Smith, Esq.
           Sutherland, Asbill & Brennan LLP
           1275 Pennsylvania Avenue, NW
           Washington, DC 20004-2415

It is proposed that this filing will become effective (check appropriate box).


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[X] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

                         The Kelmoore Strategy(TM) Funds




                                    [Graphic]













                                   Prospectus

                           Kelmoore Strategy(TM) Fund
                        Kelmoore Strategy(TM) Eagle Fund
                       Kelmoore Strategy(TM) Liberty Fund

                                ----------------

                              _______________, 2000

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    Contents

WHAT ARE THE FUNDS?
-------------------------------------------------------------------------------------------
KELMOORE STRATEGY(TM) FUND
-------------------------------------------------------------------------------------------
                                      What is the Fund's Primary Goal?
                                      What is the Fund's Main Strategy?
                                      What are the Fund's Main Risks?
                                      Who may want to invest in the Fund?
KELMOORE STRATEGY(TM) EAGLE FUND
-------------------------------------------------------------------------------------------
                                      What is the Fund's Primary Goal?
                                      What is the Fund's Main Strategy?
                                      What are the Fund's Main Risks?
                                      Who may want to invest in the Fund?
KELMOORE STRATEGY(TM) LIBERTY FUND
-------------------------------------------------------------------------------------------
                                      What is the Fund's Primary Goal?
                                      What is the Fund's Main Strategy?
                                      What are the Fund's Main Risks?
                                      Who may want to invest in the Fund?
RISK/RETURN BAR CHART AND TABLE
-------------------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUNDS
-------------------------------------------------------------------------------------------
                                      Shareholder Fees
                                      Annual Fund Operating Expenses
                                      Example
MAIN STRATEGY
-------------------------------------------------------------------------------------------
MAIN RISKS
-------------------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS
-------------------------------------------------------------------------------------------
                                      Investment Adviser
                                      Portfolio Manager
                                      Principal Distributor
YOUR INVESTMENT
-------------------------------------------------------------------------------------------
                                      How to Buy Shares
                                      How to Sell Shares
TRANSACTION POLICIES
-------------------------------------------------------------------------------------------

SHAREHOLDER SERVICES
-------------------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------
FOR MORE INFORMATION
-------------------------------------------------------------------------------------------
                                      Shareholder Reports                     BACK COVER
                                      Statement of Additional Information     BACK COVER

SUMMARY

WHAT ARE THE FUNDS?

         The Kelmoore Strategy(TM) Fund (formerly the Kelmoore Strategy(TM) Covered Option Fund), the Kelmoore Strategy Eagle(TM) Fund and the Kelmoore Strategy(TM) Liberty Fund (each a "Fund" and collectively the "Funds") are each diversified series of Kelmoore Strategic Trust, an open-end management investment company, commonly known as a mutual fund.

KELMOORE STRATEGY(TM) FUND

WHAT IS THE KELMOORE STRATEGY(TM) FUND'S PRIMARY GOAL?

         The Fund's primary goal is to maximize realized gains from writing covered options on common stocks. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

WHAT IS THE KELMOORE STRATEGY(TM) FUND'S MAIN STRATEGY?


         The main strategy of the Kelmoore Strategy(TM) Fund is to purchase the common stocks of a limited number of large companies which have strong financial fundamentals and to continually sell or "write" the related covered call options against substantially all the shares of stock it owns. The Fund will consist primarily of mid and large cap leaders in Finance, Consumer Goods, Manufacturing, Resources and Technology.


         When the Fund purchases a stock, it simultaneously writes covered call options on the stock. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares of that stock the Fund holds.


         To maximize option premiums generated, Kelmoore Investment Company, Inc. (the "Adviser") writes as many covered call options as it can on the stocks the Fund owns. The Adviser writes options of a duration and exercise price which provide the Fund with the highest expected return.


         The Fund will typically hold no more than forty common stocks, though this number may fluctuate at the discretion of the Adviser. The issuers of stocks selected for investment by the Fund will have a market capitalization in excess of $10 billion and will tend to have most of the following characteristics:

         *        considered to be industry leaders
         *        have strong financial fundamentals
         *        are widely-held and have a high daily trading volume
         *        are multi-national corporations
         *        have relatively stable prices and dividends

WHAT ARE THE KELMOORE STRATEGY(TM) FUND'S MAIN RISKS?

         As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, will fluctuate. If the net asset value of your shares declines below the price you paid, you will lose money. The performance of the Fund may also vary substantially from year to year. The principal risks associated with an investment in the Fund include:

         RISKS OF INVESTING IN STOCKS:

         * stock market risk, or the risk that the price of the securities owned by the Fund may fall due to changing economic, political or market conditions
         * selection risk, or the risk that the stocks or sectors selected by the Fund will underperform the stock market as a whole or certain sectors of the stock market
         *        risk of reduction in the amount of dividends a stock pays

         RISKS OF WRITING COVERED CALL OPTIONS:

         *        risk of limiting gains on stocks in a rising market
         *        risk of unanticipated exercise of the option
         *        lack of liquid options market
         *        decreases in option premiums

         OTHER RISKS:

         * lack of liquidity in connection with purchases and sales of portfolio securities
         *        relatively higher cost of options trades
         *        forced liquidation of securities underlying the options
         *        loss of part or all of your money invested in the Fund

WHO MAY WANT TO INVEST IN THE KELMOORE STRATEGY(TM) FUND?

         Kelmoore Strategy(TM) Fund may be appropriate for you if you:
         * are seeking to maximize short-term capital gains in the form of dividends and are willing to assume more risk to increase the level of those gains
         * can accept the risks of investing in a portfolio of common stocks and their related options
         * are seeking a disciplined and continual reinvestment of premiums generated from writing options
         * can tolerate performance which can vary substantially from year to year

         * are prepared to receive taxable distributions of short-term capital gains (ordinary income)

         *        have a longer-term investment horizon


         You should NOT invest in the Fund if you are seeking capital appreciation or predictable levels of income or are investing for a short period of time.

KELMOORE STRATEGY(TM) EAGLE FUND


WHAT IS THE KELMOORE STRATEGY(TM) EAGLE FUND'S PRIMARY GOAL?

         The Fund's primary goal is to maximize realized gains from writing covered options on common stocks. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

WHAT IS THE KELMOORE STRATEGY(TM) EAGLE FUND'S MAIN STRATEGY?


         The main strategy of the Kelmoore Strategy(TM) Eagle Fund is to purchase the common stocks of a limited number of technology, communications and financial companies which have strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. In addition, the Fund may from time to time purchase a stock not in the market sectors noted above if particularly attractive options may be sold against the stock. The Fund will consist primarily of mid and large cap leaders in Technology and Communications.

         When the Fund purchases a stock, it simultaneously writes covered call options on the stock. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares of that stock the Fund holds.


         To maximize option premiums generated, the Adviser writes as many covered call options as it can on the stocks the Fund owns. The Adviser writes options of a duration and exercise price which provide the Fund with the highest expected return.

         The Fund will typically hold no more than thirty common stocks, though this number may fluctuate at the discretion of the Adviser. The issuers of stocks selected for investment by the Fund will generally have a market capitalization in excess of $500 million and will tend to have most of the following characteristics:


         *        considered to be leading edge technology companies
         *        have a commanding marketing position
         *        are widely-held and have a high daily trading volume
         *        have strong financial fundamentals
         * have a higher volatility than the stocks selected by the Kelmoore Strategy(TM)Fund

WHAT ARE THE KELMOORE STRATEGY(TM) EAGLE FUND'S MAIN RISKS?

         As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, will fluctuate. If the net asset value of your shares declines below the price you paid, you will lose money. The performance of the Fund may also vary substantially from year to year. The principal risks associated with an investment in the Fund include:

         RISKS OF INVESTING IN STOCKS:

         * enchanced stock market risk, or the risk that the price of the securities owned by the Fund may fall due to changing economic, political or market conditions
         * enhanced selection risk, or the risk that the stocks or sectors selected by the Fund will substantially underperform the stock market as a whole or certain sectors of the stock market

         * financial risk, or the risk that the stock issuer may file bankruptcy proceedings or be acquired on unfavorable terms to the stockholders

         * technology risk, or the risk that the new products, systems or information will be developed and introduced to the marketplace substantially reducing the value of the stock
         *        risk of reduction in the amount of dividends a stock pays

         RISKS OF WRITING COVERED CALL OPTIONS:

         *        risk of limiting gains on stocks in a rising market
         *        risk of unanticipated exercise of the option
         *        lack of liquid options market
         *        decreases in option premiums

         OTHER RISKS:

         * lack of liquidity in connection with purchases and sales of portfolio securities
         *        relatively higher cost of options trades
         *        forced liquidation of securities underlying the options
         *        loss of part or all of your money invested in the Fund

WHO MAY WANT TO INVEST IN THE KELMOORE STRATEGY(TM) EAGLE FUND?

         Kelmoore Strategy(TM) Eagle Fund may be appropriate for you if you:
         * are seeking to maximize short-term capital gains in the form of dividends and are willing to assume more risk to increase the level of those gains
         * can accept the risks of investing in a portfolio of common stocks and their related options
         * are seeking a disciplined and continual reinvestment of premiums generated from writing options
         * can tolerate performance which can vary substantially from year to year
         * can accept wide variation in the value of the Fund's shares which could cause a capital loss upon redemption of shares

         * are prepared to receive taxable distributions of short-term capital gains (ordinary income)

         *        have a longer-term investment horizon

         You should NOT invest in this Fund if you are seeking capital appreciation or predictable levels of income or are investing for a short period of time.


KELMOORE STRATEGY(TM) LIBERTY FUND


WHAT IS THE KELMOORE STRATEGY(TM) LIBERTY FUND'S PRIMARY GOAL?


         The Fund's primary goal is to maximize realized gains from writing covered options on common stocks. As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's secondary objective is capital preservation.


WHAT IS THE KELMOORE STRATEGY(TM) LIBERTY FUND'S MAIN STRATEGY?


         The main strategy of the Kelmoore Strategy(TM) Liberty Fund is to purchase the common stocks of large companies that have strong financial fundamentals and to continually sell or "write" the related covered call options against substantially all the shares of stock it owns. The Fund will consist primarily of large cap leaders in Finance, Consumer Goods, Manufacturing, Resources and Technology.


         When the Fund purchases a stock, it simultaneously writes covered call options on the stock. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares of that stock the Fund holds.


         To maximize option premiums generated, Kelmoore Investment Company, Inc. (the "Adviser") writes as many covered call options as it can on the stocks the Fund owns. The Adviser writes options of a duration and exercise price which provide the Fund with the highest expected return. The Fund may generate additional option premium income by writing "in the money" options for a higher option premium. An in the money option exists when the market price of the underlying stock is greater than the exercise price of the covered call option.

         The Fund will typically hold no more than one hundred common stocks, though this number may fluctuate at the discretion of the Adviser. The issuers of stocks selected for investment by the Fund will generally have a market capitalization in excess of $1 billion and will tend to have most of the following characteristics:


         *        considered to be industry leaders
         *        are widely-held and have a high daily trading volume
         *        have strong financial fundamentals
         * have a lower volatility than the stocks selected by the Kelmoore Strategy(TM)Fund and the Kelmoore Strategy(TM)Eagle Fund
         *        have relatively stable prices and dividends

WHAT ARE THE KELMOORE STRATEGY(TM) LIBERTY FUND'S MAIN RISKS?

         As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, will fluctuate. If the net asset value of your shares declines below the price you paid, you will lose money. The performance of the Fund may also vary substantially from year to year. The principal risks associated with an investment in the Fund include:

         RISKS OF INVESTING IN STOCKS:

         * stock market risk, or the risk that the price of the securities owned by the Fund may fall due to changing economic, political or market conditions
         * selection risk, or the risk that the stocks or sectors selected by the Fund will substantially underperform the stock market as a whole or certain sectors of the stock market
         *        risk of reduction in the amount of dividends a stock pays

         RISKS OF WRITING COVERED CALL OPTIONS:

         *        risk of limiting gains on stocks in a rising market
         *        risk of unanticipated exercise of the option
         *        lack of liquid options market
         *        decreases in option premiums

         OTHER RISKS:

         * lack of liquidity in connection with purchases and sales of portfolio securities
         *        relatively higher cost of options trades

         * enhanced risk of forced liquidation of securities underlying in the money options
         *        loss of part or all of your money invested in the Fund


WHO MAY WANT TO INVEST IN THE KELMOORE STRATEGY(TM) LIBERTY FUND?

         Kelmoore Strategy(TM) Liberty Fund may be appropriate for you if you:
         * are seeking to maximize short-term capital gains in the form of dividends and are willing to assume more risk to increase the level of those gains
         * can accept the risks of investing in a portfolio of common stocks and their related options
         * are seeking a disciplined and continual reinvestment of premiums generated from writing options
         * can tolerate performance which can vary substantially from year to year

         * are prepared to receive taxable distributions of short-term capital gains (ordinary income)

         *        have a longer-term investment horizon

         You should NOT invest in this Fund if you are seeking capital appreciation or predictable levels of income or are investing for a short period of time.

RISK/RETURN BAR CHARTS AND TABLES


         Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in a mutual fund. Performance demonstrates how a mutual fund's returns have varied over time. The Kelmoore Strategy(TM) Liberty Fund is recently organized and therefore has no performance history. The Kelmoore Strategy(TM) Eagle Fund and the Kelmoore Strategy(TM) Fund commenced operations on June 28, 2000 and May 3, 1999, respectively. Once a Fund has a performance history of at least one calendar year, a Bar Chart and Performance Table for the Fund will be included in the prospectus. Each Fund's annual returns will also be compared to the returns of a benchmark index.


FEES AND EXPENSES OF THE FUNDS

         The tables below describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                                KELMOORE STRATEGY(TM)       KELMOORE STRATEGY(TM)
                                                                         FUND                    EAGLE FUND
SHAREHOLDER FEES (fees paid directly from your investment):     Class A      Class C        Class A      Class C
-------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) imposed on Purchases (as a
   percentage of offering price)                                5.50%(1)     None           5.50%(1)     None
-------------------------------------------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load)                         None         None           None         None
-------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) imposed on Reinvested
   Dividends                                                    None         None           None         None
-------------------------------------------------------------------------------------------------------------------
   Redemption Fees (as a percentage of amount redeemed)         *            *              *            *
-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):
-------------------------------------------------------------------------------------------------------------------
   Management Fees                                              1.00%        1.00%          1.00%        1.00%
-------------------------------------------------------------------------------------------------------------------
   Distribution and Service (12b-1) Fees                        0.25%        1.00%          0.25%        1.00%
-------------------------------------------------------------------------------------------------------------------
   Other Expenses                                               1.20%        1.20%          1.00%(2)     1.00%(2)
-------------------------------------------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                         2.45%(3)     3.20%(3)       2.25%        3.00%
-------------------------------------------------------------------------------------------------------------------
Fee Reduction and/or Expense Reimbursement                     (0.45%)(4)   (0.45%)(4)      NA           NA
Net Expenses                                                    2.00%        2.75%          NA           NA

                                                                KELMOORE STRATEGY(TM)
                                                                    LIBERTY FUND
SHAREHOLDER FEES (fees paid directly from your investment):     Class A      Class C
-------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) imposed on Purchases (as a
   percentage of offering price)                                5.50%(1)     None
-------------------------------------------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load)                         None         None
-------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) imposed on Reinvested
   Dividends                                                    None         None
-------------------------------------------------------------------------------------------------------------------
   Redemption Fees (as a percentage of amount redeemed)         *            *
-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):
-------------------------------------------------------------------------------------------------------------------
   Management Fees                                              1.00%        1.00%
-------------------------------------------------------------------------------------------------------------------
   Distribution and Service (12b-1) Fees                        0.25%        1.00%
-------------------------------------------------------------------------------------------------------------------
   Other Expenses                                               1.00%(2)     1.00%(2)
-------------------------------------------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                         2.25%        3.00%
-------------------------------------------------------------------------------------------------------------------
Fee Reduction and/or Expense Reimbursement                      NA           NA
Net Expenses                                                    NA           NA

* If you redeem your shares by wire transfer, the Funds' transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions not made directly through the Funds' principal distributor may be made through broker-dealers, financial advisors or other nominees who may charge a commission or other transaction fee for their services.

(1) Reduced for purchases of $50,000 and over.

(2) "Other Expenses" are based on the estimated expenses that the Kelmoore Strategy(TM) Eagle Fund and the Kelmoore Strategy(TM) Liberty Fund expect to incur in their initial fiscal year.

(3) Gross fees and expenses that would have been incurred for the fiscal year ended February 29, 2000 if the Adviser did not waive any fees and/or reimburse expenses.

(4) The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the period ending June 28, 2001, so that the total Annual Operating Expenses for this period will not exceed 2.00% for Class A and 2.75% for Class C.

EXAMPLE

         This example is designed so that you may compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

         *        You invest $10,000 in the Fund for the time periods indicated;
         *        You redeem all of your shares at the end of the time periods;
         *        Your investment has a hypothetical 5% return each year;
         *        All distributions are reinvested; and
         *        The Fund's operating expenses remain the same.

         Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                           KELMOORE STRATEGY(TM) EAGLE
                                         KELMOORE STRATEGY(TM) FUND                                    FUND
----------------------------------------------------------------------------------------------------------------------
                         1 year           3 years          5 years          10 years           1 year        3 years
----------------------------------------------------------------------------------------------------------------------
Class A                   $742            $1,231            $1,745           $3,151             $766         $1,215
----------------------------------------------------------------------------------------------------------------------
Class C                   $278              $944            $1,635           $3,473             $303           $927
----------------------------------------------------------------------------------------------------------------------

                          KELMOORE STRATEGY(TM)
                              LIBERTY FUND
----------------------------------------------------------------------------------------------------------------------
                         1 year           3 years
----------------------------------------------------------------------------------------------------------------------
Class A                   $766            $1,215
----------------------------------------------------------------------------------------------------------------------
Class C                   $303              $927
----------------------------------------------------------------------------------------------------------------------

MAIN STRATEGY

         To generate option premiums, the Funds each purchase the common stocks of a limited number of companies and simultaneously write covered call options on these stocks. As the options are exercised or expire, and the proceeds or underlying stock become available for reinvestment or cover, the Funds repeat the process.

         The fundamentals of selling covered call options are as follows:

         THE FUND SELLS THE OPTION
         Selling a call option is selling to an option buyer the right to purchase a specified number of shares of stock (100 shares equals one option contract) from the Fund, at a specified price (the "exercise price") on or before a specified date (the "expiration date"). The call option is covered because the Fund owns, and has segregated, the shares of stock on which the option is based. This eliminates certain risks associated with selling uncovered, or "naked" options.

         THE FUND COLLECTS A PREMIUM
         For the right to purchase the underlying stock, the buyer of a call option pays a fee or "premium" to the Fund. The premium is paid at the time the option is purchased, and is not refundable to the buyer, regardless of what happens to the stock price.


         "IN THE MONEY" OPTION WRITING
         The Kelmoore Strategy(TM) Liberty Fund may generate additional option premium income by writing in the money options for a higher option premium. With regard to in the money options, the Adviser anticipates that a higher percentage of option buyers will elect to purchase the stock (exercise, or "call" the option) at the exercise price before the option expires. Accordingly, the Fund's portfolio turnover rate may be greater than that of the Kelmoore Strategy(TM) Fund or the Kelmoore Strategy(TM) Eagle Fund.


         IF THE OPTION IS EXERCISED

         The buyer of the option may elect to exercise the option at the exercise price at any time before the option expires. The Fund is then obligated to deliver the shares at that price. Options are normally exercised on or before the expiration date if the market price of the stock exceeds the exercise price of the option. Generally, if the exercise price plus the option premium are higher than the price the Fund originally paid to purchase the stock, the Fund will realize a gain on the sale of the stock; if the exercise price and premium are lower, the Fund will realize a loss. By selling a covered call option, the Fund foregoes the opportunity to benefit from an increase in price of the underlying stock above the exercise price.


         IF THE OPTION EXPIRES
         If the market price of the stock does not exceed the exercise price, the call option will likely expire without being exercised. The Fund keeps the premium and the stock. The Fund then expects to sell new call options against those same shares of stock. This process is repeated until: a) an option is exercised, or b) the stock is sold because it no longer meets the Adviser's investment criteria, a corporate event such as a merger or reorganization has occurred, or proceeds from the sale are used to fund redemptions.

         OTHER FEATURES

         The call options written by each Fund are listed for trading on one or more domestic securities exchanges and are issued by the Options Clearing Corporation ("OCC"). If a dividend is declared on stock underlying a covered call option written by the Fund, the dividend is paid to the Fund and not the owner of the call option.

         To reduce transaction costs and to avoid realizing capital gains or losses on portfolio stocks, the Adviser seeks, when practical, to hold portfolio stocks and to enter into closing purchase transactions before call options a Fund writes are exercised. It may be impractical in certain circumstances to effect such closing purchase transactions in a timely or advantageous manner, for example, if the option is exercised unexpectedly or if the market for the option is illiquid.


         For the Kelmoore Strategy(TM) Fund, to decrease the risks of volatile or reduced premiums, the Adviser seeks to select underlying common stocks of larger companies which have high trading volumes and relatively stable prices and dividends. To reduce stock selection risk, the companies the Adviser selects generally are considered to be industry leaders and to have strong financial fundamentals. In addition, to reduce overall market risk, the Adviser normally invests across five industry sectors.

         For the Kelmoore Strategy(TM) Eagle Fund, the Adviser seeks to select underlying common stocks of high growth companies which have high trading volumes, increased volatility and a greater price fluctuation than the stocks held by the Kelmoore Strategy(TM) Fund. To reduce selection risk, the Adviser selects stocks that are generally considered to be industry leaders and have strong financial fundamentals. In addition, to reduce overall market risk, the Adviser normally invests across three industry sectors.


         For the Kelmoore Strategy(TM) Liberty Fund, the Adviser seeks to select underlying common stocks of larger companies that have high trading volumes and less volatility and price fluctuation than the stocks held by the Kelmoore Strategy(TM) Fund and the Kelmoore Strategy(TM) Eagle Fund. To reduce selection risk, the Adviser selects stocks that are generally considered to be industry leaders and have strong financial fundamentals. In addition, to reduce overall market risk, the Adviser normally invests across five industry sectors.


SECURED PUT OPTIONS

         A Fund may also write secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. Secured put option writing entails the Fund's sale of a put option to a third party for a premium and the Fund's concurrent deposit of liquid assets (cash of U.S. government securities) into a segregated account equal to the option's exercise price. A put option gives the buyer the right to put (sell) the stock underlying the option to the Fund at the exercise price at any time during a specified time period.

         The Funds will only write secured put options in circumstances where the Fund desires to acquire the security underlying the option at the exercise price specified in the option. Put options written by a Fund are listed for trading on one or more domestic securities exchanges and are issued by the OCC.

         When a Fund writes secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price significantly greater than the current market price of the stock. While the Fund's potential gain on a put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.

TEMPORARY DEFENSIVE POSITION

         A Fund may, from time to time, take a temporary defensive position that is inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position, it may not achieve its stated investment objective. A principal defensive investment position would be the purchase of cash equivalents.

MAIN RISKS

INVESTING IN EQUITY SECURITIES

         Investing in equity securities includes the risks inherent in investing in stocks and the stock market generally. The value of securities in which each Fund invests, and therefore each Fund's net asset value, will fluctuate due to economic, political and market conditions. As with any mutual fund which invests in equity securities, there is also the risk that the securities or sectors selected by a Fund will underperform the stock market or certain sectors of the market or that the amount of any dividends paid on the securities will be reduced.

WRITING COVERED CALL OPTIONS

         When a Fund writes covered call options, it foregoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of the stock upon exercise of the option could be substantially below its prevailing market price, particularly in the case of an in the money call option. The purchaser of the call option may exercise the call at any time during the option period (the time between when the call is written and when it expires). Alternatively, if the value of the stock underlying the call option is below the exercise price, the call is not likely to be exercised, and the Fund could have an unrealized loss on the stock, offset by the amount of the premium received by the Fund when it wrote the option.


         There is no assurance that a liquid market will be available at all times for a Fund to write call options or to enter into closing purchase transactions. In addition, the premiums the Fund receives for writing call options may decrease as a result of a number of factors, including a reduction in interest rates generally, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.



LACK OF LIQUIDITY

         A Fund's investment strategy may result in a lack of liquidity in connection with purchases and sales of portfolio securities. Because the Adviser will seek generally to hold the underlying stocks in a Fund's portfolio, the Fund may be less likely to sell the existing stocks in its portfolio to take advantage of new investment opportunities, and the cash available to the Fund to purchase new stocks may consist primarily of proceeds received from the sale of new Fund shares.

TAX CONSEQUENCES

         Each Fund expects to generate a high level of premiums. Income from these premiums is typically in the form of short-term capital gains and will usually be taxable as ordinary income to the investor. Because a Fund will have no control over the exercise of options, shareholder redemptions and corporate events (such as mergers or reorganizations), it may be forced to realize capital gains or losses at inopportune times.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

         Kelmoore Investment Company, Inc. serves as the investment adviser to each Fund and is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio and for the management of each Fund's business affairs. The Adviser is a registered investment adviser and broker-dealer. The Funds intend to place substantially all transactions in both stock and options with the Adviser in its capacity as a registered broker-dealer. The Adviser was established in 1992 by Ralph M. Kelmon, Jr., who is the principal shareholder. The Adviser offers investment advisory and brokerage services to individual clients, trusts, corporations, institutions and private investment funds using the same investment strategy that the Funds employ. The Adviser's principal address is 2471 East Bayshore Road, Suite 501, Palo Alto, California 94303.

         Each Fund pays the Adviser a monthly investment advisory fee at the annual rate of 1.00% of its average daily net assets. The Adviser has contractually agreed to waive advisory fees and reimburse certain expenses of the Kelmoore Strategy Fund for the period ending June 28, 2001, so that the total operating expenses for this period will not exceed 2.00% for Class A and 2.75% for Class C. The Adviser has voluntarily undertaken to waive all or a portion of its fee and to reimburse certain expenses of the Kelmoore Strategy(TM) Eagle Fund and the Kelmoore Strategy(TM) Liberty Fund so that the total operating expenses of each Fund will not exceed 2.25% for Class A shares and 3.00% for Class C shares. The Adviser reserves the right to terminate this undertaking at any time, at its sole discretion. Any waiver or reimbursement by the Adviser is subject to reimbursement by the Kelmoore Strategy(TM) Eagle Fund and the Kelmoore Strategy(TM) Liberty Fund within the first three years of each Fund's operations, to the extent such reimbursement by a Fund would not cause total operating expenses to exceed any current expense limitation.

PORTFOLIO MANAGER

         The primary portfolio manager for each Fund is Matthew Kelmon. Mr. Kelmon has been Vice President of Trading for the Adviser from 1994 to present. Mr. Kelmon manages the day-to-day trading activities of the Adviser and is responsible for designing and implementing the in-house software system (OPTRACKER(TM)) used in the investment process. Mr. Kelmon has been responsible for the day-to-day management and implementation of The Kelmoore Strategy(TM)for private accounts and limited partnerships from 1994 to present. Mr. Kelmon also heads up the equity selection committee of the Adviser.

PRINCIPAL DISTRIBUTOR


         It is anticipated that each Fund will place substantially all of its transactions, both in stocks and options with the Adviser in its capacity as a broker dealer. As the level of option writing increases, the level of commissions paid by the Fund to the Adviser increases. Because the Adviser receives compensation based on the amount of transactions completed, there is an incentive on the part of the Adviser to effect as many transactions as possible. While the Fund does not intend to make the stocks in its portfolio active, it is in the interest of the Fund to write as many options as possible, thereby maximizing the premiums it receives. In practice, the number of options written at any time will be limited to the value of the stocks and other assets in the Fund's portfolio used to cover or secure those options. Brokerage commissions are often greater in relation to options premiums than in relation to the price of the underlying stocks.


YOUR INVESTMENT - HOW TO BUY SHARES

         You can purchase shares of the Funds through broker-dealers, directly through the Adviser, or through the Automatic Investment Plan. Shares of the Funds are offered only to residents of states in which the shares are registered or qualified. No share certificates will be issued in connection with the purchase of Fund shares.

PURCHASE AMOUNTS
--------------------------------------------------------------------------------
Minimum initial investment:                      $1,000
Minimum additional investments:                     $50

MULTIPLE CLASSES

         Each Fund offers both Class A and Class C shares. Each Class of shares has a different distribution arrangement to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares.

CLASS A SHARES

         Sales of Class A shares of each Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

CLASS A SHARES -
FRONT-END SALES CHARGE
---------------------------------------------------------------------------------------------------
                                                          Approximate
                                      Percentage of      Percentage of      Percentage of Dealer
Amount of Single Transaction         Offering Price     Amount Invested         Concession
---------------------------------------------------------------------------------------------------
Less than $50,000                         5.50%              5.82%                 5.00%
---------------------------------------------------------------------------------------------------
$50,000 but less than $100,000            4.75%              4.99%                 4.25%
---------------------------------------------------------------------------------------------------
$100,000 but less than $250,000           4.00%              4.17%                 3.50%
---------------------------------------------------------------------------------------------------
$250,000 but less than $500,000           3.25%              3.36%                 2.75%
---------------------------------------------------------------------------------------------------
$500,000 or more                          2.50%              2.56%                 2.00%
---------------------------------------------------------------------------------------------------

         Shares acquired as a result of reinvestment of distributions will not be subject to any sales charge. Class A shares are subject to a 12b-1 fee of 0.25%, which is lower than the 12b-1 fee for the Class C shares.

         The distributor may pay a dealer concession to those selected dealers who have entered into an agreement with the distributor. The dealer's concession may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales charge. Currently, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of the Funds during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an "underwriter" under the Securities Act of 1933, as amended. All such sales charges are paid to the securities dealer involved in the trade, if any.

CLASS A SHARES - DISTRIBUTION PLAN

         Each Fund has, on behalf of its Class A shares, adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

         The distribution plan for Class A shares permits each Fund to reimburse the Fund's distributor, an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares of each Fund.

CLASS A SHARES - REDUCED SALES CHARGES

         The sales charge for purchases of Class A shares of the Fund may be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you must notify your dealer, PFPC Inc. or the Fund. Certain transactions in Class A shares may be made at net asset value as described below.

RIGHT OF ACCUMULATION

         You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Rights of Accumulation. If you already hold Class A shares of the Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer, PFPC Inc. or the Fund at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.

LETTER OF INTENT

         You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been satisfied. During the term of the Letter of Intent, PFPC will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer, PFPC Inc. or the Fund at the time the Letter of Intent is submitted that there are prior purchases that may apply.

SALES AT NET ASSET VALUE

         The Fund may sell Class A shares at net asset value (i.e. without any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser or its affiliates; (2) officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403 (b) (7) retirement plans and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Adviser; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Adviser for their own accounts; and (7) participants in no-transaction-fee programs of brokers that maintain an omnibus account with the Funds.

CLASS C SHARES

         Sales of Class C shares of the Funds are not subject to a front-end sales charge. Class C shares are subject to a 12-b-1 fee of 1.00%, payable to the distributor. Because of the higher 12b-1 fees, Class C shares have higher expenses than Class A shares. Currently, the 12b-1 fee is paid by the distributor to selected dealers.

CLASS C SHARES - DISTRIBUTION PLAN

         Each Fund has, on behalf of its Class C shares, adopted a plan pursuant to Rule 12-1 under the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

         The distribution plan for Class C shares permits each Fund to reimburse the Fund's distributor an annual fee not to exceed 0.75% of the average daily net assets of each Fund's Class C shares. In addition, the distribution plan for Class C shares permits each Fund to reimburse the distributor for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of each Fund's Class C shares.


TO OPEN AN ACCOUNT

BY MAIL
         *        Complete the application.
         *        Mail the application and your check to:
                  PFPC Inc.
                  211 South Gulph Road
                  P.O. Box 61503
                  King of Prussia, PA 19406
         *        Please make your check payable to the appropriate Fund.
         *        Please make sure your check is for at least $1,000.

BY WIRE
         * To make a same-day wire investment, call toll-free (877) 328-9456 by 4:00 p.m. Eastern time. An account number will be assigned to you.
         *        Call your bank with instructions to transmit funds to:
                  Boston Safe Deposit & Trust (BSDT), ABA#011001234
                  Attn: PFPC Inc.
                  Account #018953
                  Credit: The name of the Fund
                  FBO: Name(s) of account registration and account number
         *        Your bank may charge a wire fee.
         *        Please make sure your wire is for at least $1,000.
         * Mail your completed application to PFPC at the address under TO OPEN AN ACCOUNT - By Mail.

TO ADD TO AN ACCOUNT

BY MAIL
         * Fill out an investment slip from a previous confirmation and write your account number on your check. Mail the slip and your check to:
                  PFPC Inc.
                  211 South Gulph Road
                  P.O. Box 61503
                  King of Prussia, PA 19406

         *        Please make your check payable to the appropriate fund.
         *        Please make sure your additional investment is for at least
                  $50.

BY WIRE
         * Call toll-free (877) 328-9456. The wire must be received by 4:00 p.m. Eastern time for same day processing.
         *        Call your bank with instructions under TO OPEN AN ACCOUNT - By
                  Wire.
         *        Your bank may charge a wire fee.
         *        Please make sure your wire is for at least $50.

AUTOMATIC INVESTMENT PLAN

         Once an account has been opened, you can make additional purchases of shares of the Funds through an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Funds. You may authorize the automatic withdrawal of funds from your bank account for any amount. The Funds may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Funds at (877) 328-9456.

EXCHANGE PRIVILEGE

         You may exchange shares of a particular class of a Fund only for shares of the same class of another Fund. For example, you can exchange Class A shares of the Kelmoore Strategy(TM) Fund for Class A shares of the Kelmoore Strategy(TM) Eagle Fund or the Kelmoore Strategy(TM) Liberty Fund. Shares of the Fund selected for exchange must be available for sale in your state of residence. You must meet the minimum purchase requirements for the Fund you purchase by exchange. For tax purposes, exchanges of shares involve a sale of shares of the Fund you own and a purchase of the shares of the other Fund, which may result in a capital gain or loss.

PURCHASE PRICE

         Class C shares of the Funds are sold at the net asset value ("NAV") next determined after receipt of the request in good order. Class A shares of the Funds are sold at the offering price which is the NAV next determined after the request is received in good order plus a sales charge of up to 5.50%.

RIGHTS RESERVED BY THE FUNDS

         The Funds reserve the right to:
         *        reject any purchase order
         *        suspend the offering of shares
         *        vary the initial and subsequent investment minimums
         *        waive the minimum investment requirement for any investor

YOUR INVESTMENT - HOW TO SELL SHARES

         You may "redeem", that is, sell your shares on any day the New York Stock Exchange ("NYSE") is open, either directly through the distributor or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order by PFPC.

BY MAIL

         To redeem your shares by mail, write a letter of instruction that includes:

         * The name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
         * Include all signatures and any additional documents that may be required.
         *        Mail your request to:
                  PFPC Inc.
                  211 South Gulph Road
                  P.O. Box 61503
                  King of Prussia, PA 19406
         * A check will be mailed to the name(s) and address in which the account is registered within seven days.

TRANSACTION POLICIES

BY TELEPHONE

         Call toll-free (877) 328-9456. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the bank account designated on the account application. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent request in writing to add this service to your account. The Funds and PFPC reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. PFPC has established security procedures to prevent unauthorized account access. Neither the Trust nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or PFPC.

BY WIRE

         In the case of redemption proceeds that are wired to a bank, a Fund will transmit the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your signature-guaranteed letter of instruction. The Funds and PFPC will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Trust reserves the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, PFPC charges a fee (currently $9.00) for each wire redemption.

SYSTEMATIC WITHDRAWAL PLAN

         Once you have established an account with $5,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call toll-free (877) 328-9456 to request a form to start the Systematic Withdrawal Plan.

SELLING RECENTLY PURCHASED SHARES

         If you wish to sell shares that were recently purchased by check, the Funds may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear.

TRANSACTION POLICIES

TIMING OF PURCHASE OR SALE REQUESTS

         All requests received in good order by PFPC before the close of the NYSE, typically 4:00 p.m. Eastern time, will be executed the same day, at that day's NAV. Orders received after the close of the NYSE will be executed the following day, at that day's NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the NYSE is open for trading. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

STOCK EXCHANGE CLOSINGS

         The NYSE is typically closed for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

DETERMINATION OF NAV

         The NAV for each Fund is calculated at the close of regular trading hours of the NYSE, which is normally 4:00 p.m. Eastern time. Each Fund calculates NAV by adding up the total value of its investments and other assets, subtracting liabilities, and then dividing that figure by the number of its outstanding shares. Each Fund's investments are valued based on market value, or where market quotations are not readily available, on fair value as determined in good faith by or at the direction of the Board of Trustees.

INVESTMENTS THROUGH NOMINEES

         If you invest through a nominee, such as a broker-dealer or financial advisor (rather than directly), the policies and fees may be different than those described here. Nominees may charge transaction fees and set different minimum investments or limitations on buying or selling shares. It is the responsibility of the nominee to promptly forward purchase or redemption orders and payments to the Funds. You will not be charged any additional fees if you purchase or redeem shares of the Funds directly through the Funds' principal distributor, Kelmoore Investment Company, Inc.

REDEMPTION POLICIES

         Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Trust may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, (2) the Securities and Exchange Commission ("SEC") has by order permitted such suspension for the protection of the Funds' shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable. The Funds will automatically redeem shares if a purchase check is returned for insufficient funds. The Funds reserve the right to reject any third party check. The Funds reserve the right to make a "redemption in kind" payment in portfolio securities rather than cash if the amount you are redeeming is large enough to affect a Fund's operations. Large redemptions are considered to exceed $250,000 or 1% of each Fund's assets.

ACCOUNT MINIMUM

         You must keep at least $1,000 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $1,000 we may redeem your shares and send you a check for the redemption proceeds.

SIGNATURE GUARANTEES

         The Funds may require additional documentation, or signature guarantees, on any redemption over $10,000 in value or for the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. A signature guarantee helps protect against fraud. When the Funds require a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please call the Fund's shareholder servicing group toll-free (877) 328-9456 for further information on obtaining a signature guarantee.

OTHER DOCUMENTS

         Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call the Funds' shareholder servicing group toll-free at (877) 328-9456.

SHAREHOLDER SERVICES

TELEPHONE INFORMATION

         YOUR ACCOUNT: If you have questions about your account, including purchases, redemptions and distributions, call the Funds' shareholder servicing group from Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time. Call toll-free (877) 328-9456.

         THE FUNDS: If you have questions about the Funds, call the Funds Monday through Friday, 9:00 a.m. to 5:00 p.m., Pacific time. Call toll-free (877) 328-9456.

ACCOUNT STATEMENTS

         The Funds provide you with these helpful services and information about your account:

         *        a statement after every transaction;
         * quarterly account statements reflecting transactions made during the quarter;
         * an annual account statement reflecting all transactions for the year;
         * tax information which will be mailed by January 31 of each year, a copy of which will also be filed with the Internal Revenue Service, if necessary; and
         * financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

         The Funds provide the above shareholder services without charge, but may charge for special services such as requests for historical transcripts of accounts.

INTEGRATED VOICE RESPONSE SYSTEM

         You may obtain access to account information by calling toll-free (877) 328-9456. The system provides share price and price change information for each Fund and gives account balances, information on the most recent transactions and allows sales of shares.

RETIREMENT PLANS

         Shares of the Fund are available for purchase through individual retirement accounts ("IRAs") and other retirement plans. An IRA application and further details about the procedures to be followed by IRAs and other retirement plans are available by calling toll-free (877) 328-9456.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

         Each Fund passes along to your account your share of investment earnings in the form of dividends and distributions. Each Fund will distribute at least annually any net realized long-term capital gains obtained through investment transactions. Each Fund will pay monthly distributions from net investment income and any net realized short-term capital gain. Net investment income consists of dividends and interest accrued on portfolio investments less accrued expenses. Interest and dividend payments will normally be distributed as income dividends on a monthly basis.

         Under limited circumstances, certain distributions from a Fund may be treated as a return of capital. If your distributions are reinvested, you are largely unaffected by such returns of capital. If you received your distributions in cash, a return of capital is equivalent to a partial redemption of your investment.

         Unless you elect otherwise, all dividends and distributions paid by a Fund will be reinvested in additional shares of the same Fund. They will be credited to your account in the Fund at the same NAV per share as would apply to cash purchases on the applicable dividend payment date. All distributions a Fund pays to you will be taxable when paid, regardless of whether they are taken in cash or reinvested in shares of the Funds. To change your dividend election, you must notify PFPC in writing at least fifteen days prior to the applicable dividend record date.

TAXES
         Each Fund intends to qualify as a regulated investment company. This status exempts each Fund from paying federal income tax on the income or capital gains it distributes to its shareholders.

         Your investment in each Fund will be subject to the following tax consequences:

         * Dividends from net investment income and distributions from short-term capital gains are taxable as ordinary income
         * Distributions from long-term capital gains, if any, are taxable as long-term capital gain
         * Dividends and distributions may also be subject to state and local taxes
         * Certain dividends paid to you in January will be taxable as if they had been paid the previous December

         If you purchase shares shortly before a record date for a dividend or distribution, a portion of your investment will be returned as a taxable distribution.

         The tax consequences of each Fund's distributions depend upon the length of time the Fund holds its assets. Due to the nature of each Fund's principal investment strategy, each Fund anticipates that a majority of its distributions will be in the form of ordinary income. Each Fund may at times realize short-term capital gains on some portfolio securities, while at the same time seeking to avoid realizing losses on other securities held in the portfolio. As a result, each Fund's shareholders may receive taxable distributions from a net realized short-term capital gain at times when the Fund has unrealized losses in its portfolio which could have been used to offset such gain. Similarly, each Fund may at times continue to pay taxable distributions from a new realized short-term gain which could have been retained by the Fund and offset by a capital loss carryforward available to the Fund.

         Each Fund will generally realize short-term capital gain (or loss) on a closing purchase transaction with respect to a call or put previously written by the Fund if the premium, plus commission costs, paid to purchase the call or put is less (or greater) than the premium, less commission costs, received on the sale of the call or put. A short-term capital gain also will be realized if a call or put which a Fund has written lapses unexercised, because the Fund would retain the premium.

         If a call option which a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

         You must provide each Fund with your correct taxpayer identification number and certify that you are not subject to backup withholding. If you do not, the Funds will be required to withhold 31% of your taxable distributions and redemptions.

         After the end of each calendar year, you will receive a statement (Form
1099) of the federal income tax status of each Fund's dividends and other distributions paid during the year. You should keep all of your Fund statements for accurate tax-accounting purposes.

         You should consult your tax advisor concerning federal, state and local taxation of Fund dividends and distributions in your particular circumstances.

FINANCIAL HIGHLIGHTS


         The financial highlights table is intended to help you understand the financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). There are no financial highlights available for the Kelmoore Strategy(TM) Liberty Fund. The information for the periods ended February 29, 2000 has been audited by PricewaterhouseCoopers LLP, whose report is included in the annual report, which is available upon request.


                         THE KELMOORE STRATEGY(TM) FUND


The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

                                                               Six Months Ended
                                                               August 31, 2000              For the Periods Ended
                                                                 (Unaudited)                  February 29, 2000
                                                                 -----------                  -----------------
                                                           Class C         Class A         Class C*       Class A**
                                                           -------         -------         --------       ---------
Net asset value, beginning of period                                                        $10.00          $9.43
                                                                                             -----          -----
   Income from investment operations:
     Net investment loss                                                                     (0.05) #       (0.00) #
     Net realized and unrealized gain on investments                                          0.59           0.44
                                                                                             -----          -----
       Total from investment operations                                                       0.54           0.44
                                                                                             -----          -----

   Less distributions from:

     Net realized gains                                                                      (1.74)         (1.03)
                                                                                             -----          -----

Net asset value, end of period                                                               $8.80          $8.84
                                                                                             =====          =====

Total return                                                                                  5.54% (2)      4.55% (2),+

Ratios/Supplemental Data
   Net assets, end of period (in 000s)                                                    $116,051        $15,490

   Ratio of expenses to average net assets:
     Before expense reimbursement                                                             3.20% (1)      2.45% (1)
     After expense reimbursement                                                              3.00% (1)      2.25% (1)
   Ratio of net investment loss to average net assets:
     Before expense reimbursement                                                            (1.82%)(1)     (1.07%)(1)
     After expense reimbursement                                                             (1.62%)        (0.87%)(1)
   Portfolio turnover rate                                                                  218.66% (2)    218.66% (2)


*   Class C commenced operations on May 3, 1999.
**  Class A commenced operations on October 25, 1999.
(1) Annualized.
(2) Not Annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
+   Total return calculation does not reflect sales load.

                      THE KELMOORE STRATEGY(TM) EAGLE FUND

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                        Six Months Ended
                                                        August 31, 2000
                                                          (Unaudited)
                                                          -----------
                                                    Class C         Class A
                                                    -------         -------

                      (This page intentionally left blank.)

                              FOR MORE INFORMATION

SHAREHOLDER REPORTS:

         Additional information about each Fund's investments will be available in the Funds' annual and semi-annual reports to shareholders. In the annual report, a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year will be included.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

         The SAI contains additional information about each of the Funds. It is incorporated by reference into this prospectus.

         To request a free copy of the current annual report, semi-annual report or SAI, or to request other information about the Funds, please write or call our toll-free number:

         Kelmoore Investment Company, Inc.
         2471 E. Bayshore Road, Suite 501
         Palo Alto, CA 94303
         (877) 328-9456

         Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Call (202) 942-8090 for information on the operation of the Public Reference Room. You may also request copies by mail by sending your request, after paying a duplicating fee, to the SEC's Public Reference Room, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. You may also visit the SEC's Internet site (www.sec.gov) to view reports and other information about the Funds.


ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.                                       COUNSEL
3200 Horizon Drive                              Sutherland Asbill & Brennan LLP
King of Prussia, PA 19406                       1275 Pennsylvania Avenue, NW
(877) 328-9456                                  Washington, D.C. 20004-2415


CUSTODIAN                                       INDEPENDENT ACCOUNTANTS
The Bank of New York                            PricewaterhouseCoopers LLP
48 Wall Street                                  333 Market Street
New York, NY 10286                              San Francisco, CA 94105



--------------------------------------------------------------------------------
KELMOORE STRATEGIC TRUST
2471 E. Bayshore Road, Suite 501
Palo Alto, CA 94303
(877) 328-9456

The Trust's SEC file no. is 811-9165

                       STATEMENT OF ADDITIONAL INFORMATION



                                __________, 2000


                            KELMOORE STRATEGIC TRUST


                           KELMOORE STRATEGY(TM) FUND
                        KELMOORE STRATEGY(TM) EAGLE FUND
                       KELMOORE STRATEGY(TM) LIBERTY FUND


                             Principal Distributor:
                        Kelmoore Investment Company, Inc.
                             2471 East Bayshore Road
                                    Suite 501
                               Palo Alto, CA 94303
                            Toll-free (877) 328-9456





This Statement of Additional Information is not a Prospectus but should be read in conjunction with the current Prospectus dated _____ ______, 2000, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. The Funds' audited financial statements included in their annual report to shareholders are incorporated by reference into this Statement of Additional Information. The unaudited financial statements included in the Funds' semi-annual report to shareholders are also incorporated by reference into this Statement of Additional Information. A copy of the Funds' Prospectus, annual report and semi-annual report can be obtained without charge by contacting either the dealer through whom you purchased shares or the Distributor at the telephone number or address above.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----


The Kelmoore Strategic Trust...............................................

Investment Strategies and Related Risks ...................................

Investment Restrictions ...................................................

Portfolio Turnover.........................................................

Management of the Funds....................................................

          Trustees and Officers............................................

          Investment Adviser...............................................

Other Services.............................................................

Purchases and Redemptions .................................................

Valuation..................................................................

Taxes......................................................................

Brokerage .................................................................

Shares of Beneficial Interest..............................................

Calculation of Performance ................................................

Financial Statements ......................................................

                          THE KELMOORE STRATEGIC TRUST

The Kelmoore Strategic Trust (the "Trust") is a Delaware business trust organized on December 1, 1998 as an open-end management investment company. The Trust employs Kelmoore Investment Company, Inc. as its investment adviser (the "Adviser") to its diversified series: the Kelmoore Strategy(TM) Fund (formerly known as the Kelmoore Strategy(TM) Covered Option Fund), the Kelmoore Strategy(TM) Eagle Fund and the Kelmoore Strategy(TM) Liberty Fund (each a "Fund" and collectively the "Funds").


                     INVESTMENT STRATEGIES AND RELATED RISKS

The following describes certain attributes of particular types of securities in which each of the Funds invests and supplements and should be read in conjunction with sections of the Prospectus entitled "Summary", "Main Strategy" and "Main Risks."

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the ability of the Adviser to predict future price fluctuations.

Each Fund may write (sell) call and put options on any security in which it may invest. These options will be listed on securities exchanges. Exchange-traded options in the United States are issued by the Options Clearing Corporation (the "OCC"), a clearing organization affiliated with the exchanges on which options are listed. The OCC, in effect, gives its guarantee to every exchange-traded option transaction.

Each Fund receives a premium for each option it writes. The premium received will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

All call and put options written by each Fund are covered (or secured). A written call option is typically covered by maintaining the securities subject to the option in a segregated account. A written call option may also be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the respective Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the respective Fund's net exposure on its written option position.

Put options written by each Fund will be secured by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the respective Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the respective Fund's net exposure on its written option position.


The Kelmoore Strategy(TM) Liberty Fund may generate additional option premium income by writing in the money options for a higher option premium. With regard to in the money options, the Adviser anticipates that a higher percentage of option buyers will elect to purchase the stock (exercise, or "call" the option) at the exercise price before the option expires. Accordingly, the Fund's portfolio turnover rate may be greater than that of the Kelmoore Strategy(TM) Fund or the Kelmoore Strategy(TM) Eagle Fund.


The obligation of an option writer is terminated upon the exercise of the option, the option's expiration or by effecting a closing purchase transaction.

There is no assurance a liquid secondary market will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to options it has written, the respective Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would normally continue to be exercisable or expire in accordance with their terms.

There can be no assurance that higher trading activity or order flow or other unforeseen events might not, at times, render certain of the facilities of the OCC or various exchanges inadequate. Such events have, in the past, resulted in the institution by an exchange of special procedures, such as trading rotations, restrictions on certain types of orders, or trading halts or suspensions, with respect to one or more options, or may otherwise interfere with the timely execution of customers' orders.

The writer of an option lacks the ability to control when an option will be exercised. Although the Funds will generally only write options whose expiration dates are between one and four months from the date the option is written, it is not possible for the Funds to time the receipt of exercise notices. This prevents the Funds from receiving income on a scheduled basis and may inhibit the Funds from fully utilizing other investment opportunities.

The Options Clearing Corporation (the "OCC") sets option expiration dates and exercise prices, which depend on the range of prices in the underlying stock's recent trading history. Option periods usually range from 30 days to 120 days but can have longer durations. Written options have predetermined exercise prices set below, equal to or above the current market price of the underlying stock. The premium a Fund receives for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates. Each Fund's overall return will, in part, depend on the ability of the Adviser to accurately predict price fluctuations in underlying securities in addition to the effectiveness of the Adviser's strategy in terms of stock selection. To assist the Adviser in selecting which options to write, the Adviser utilizes an in-house computer program called "OPTRACKER(TM)".

The size of the premiums each Fund receives for writing options may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option writing activities.

Each securities exchange on which options trade has established limitations governing the maximum number of puts and calls in each class (whether or not covered or secured) which may be written by a single investor, or group of investors, acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Funds and other clients advised by the Adviser may constitute such a group. These position limits may limit the number of options the Funds may write on a particular security. An exchange may order the liquidation of positions found to be above such limits or impose other sanctions.

                                Other Strategies

Each Fund may invest in the securities of other investment companies, including money market mutual funds. In making such investments, the Fund seeks to acquire interests in portfolios of securities that are more diversified or with more specialized characteristics than in those that could be efficiently acquired directly by the Fund. By investing in shares of other investment companies, the Fund indirectly pays a portion of the operating expenses and brokerage costs of such companies as well as its own operating expenses.

Repurchase Agreements. Each Fund may enter into repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, the Fund purchases securities with the understanding they will be repurchased by the seller at a set price on a set date. This allows the Fund to keep its assets at work but retain flexibility to pursue longer-term investments upon repurchase.

Repurchase agreements involve risks. For example, if a seller defaults, the Fund will suffer a loss if the proceeds from the sale of the collateral is below the repurchase price. If the seller becomes bankrupt, the Fund may be delayed or incur additional costs in selling the collateral. To help minimize risk, collateral must be held with the Fund's custodian at least equal to the repurchase price, including accrued interest.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities will generally include securities that cannot readily be sold within seven days in the ordinary course of business at approximately the price at which the respective Fund has valued the securities (e.g., when trading in the security is suspended or repurchase agreements not terminable within seven days).

Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, each Fund may invest in money market mutual funds and in investment grade short-term fixed income securities, including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker's acceptances, and repurchase agreements.

Other Investments. Subject to prior disclosure to shareholders, the Trustees may, in the future, authorize each of the Funds to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the respective Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. For each Fund the following investment restrictions are considered fundamental, which means they may be changed only by approval of the holders of a majority of the respective Fund's outstanding shares, defined in the Investment Company Act of 1940, as amended, (the "1940 Act"), as the lesser of: (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy, or (2) more than 50% of such Fund's outstanding shares.

1. A Fund may not purchase securities that would cause more than 25% of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. For purposes of this limitation, U.S. government securities are not considered part of any industry.

2. A Fund may not borrow money or issue senior securities, except to the extent provided by the 1940 Act.

3. A Fund may not make loans to other persons, except loans of securities not exceeding one-third of the Fund's total assets. For purposes of this limitation, investments in debt obligations and transactions in repurchase agreements shall not be treated as loans.

4. A Fund may not purchase, sell or invest in real estate, real estate investment trust securities, real estate limited partnership interests, or oil, gas or other mineral leases or exploration or development programs, but a Fund may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

5.   A Fund may not invest in commodities or commodity futures contracts.

6. A Fund may not underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act of 1933 when selling portfolio securities.

7. A Fund, with respect to 75% of its total assets, will not invest more than 5% of its total assets in the securities of any single issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (2) securities of other investment companies.

Non-Fundamental Investment Restrictions. For each Fund the following restrictions are imposed by management of the Funds and may be modified by the Trustees without shareholder approval.

1. A Fund may not borrow money, except that a Fund may borrow money from banks for temporary or emergency purposes only, including the meeting of redemption requests which might require the untimely disposition of securities, and may use collateral for such borrowing. Such temporary borrowing may not exceed 10% of the value of the total assets of a Fund at the time of borrowing. In the event asset coverage for such borrowings falls below 300%, a Fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage.

2. A Fund may not invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be disposed of in seven days at a price approximately equal to the price at which a Fund is valuing the security. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit.

3. A Fund may not invest in a company for the purpose of exercising control or management of the company.

4. A Fund may not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with options will not constitute purchasing securities on margin.

5. A Fund may not invest its assets in securities of any other investment company, except as permitted by the 1940 Act. Under the 1940 Act, a Fund may acquire securities of other investment companies if, immediately after such acquisition, the Fund does not own in the aggregate (1) more than 3% of the total outstanding voting stock of such other investment company, (2) more than 5% of the value of the Fund's total assets of any one investment company, or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of the Fund's total assets.

Shareholders should understand that all investments involve risks and there can be no guarantee against loss resulting from an investment in a Fund. Unless otherwise indicated, all percentage limitations governing the investments of the Fund apply only at the time of the investment.

                               PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all options written by the Fund which expire in less than one year. A 100% annual turnover rate would occur if all of the Fund's securities were replaced one time during a one-year period.


Under certain market conditions, the Funds' portfolio turnover rate is likely to be higher than that of other mutual funds. This would be the case, for example, if the Fund writes a substantial number of call options and the market prices of the underlying securities appreciates, causing the options to be exercised. The Funds may also engage in short-term trading (purchase and sale of a security in a relatively brief period of time) in response to stock market conditions or changes in economic trends and developments. It is anticipated that the portfolio turnover for The Kelmoore Strategy(TM) Eagle Fund and the Kelmoore Strategy(TM) Liberty Fund will not exceed 300%, for each Fund's initial year. For the period since inception to February 29, 2000, the portfolio turnover for The Kelmoore Strategy(TM) Fund, on an annualized basis, was 218.66%.


High rates of portfolio turnover (100% or more) entail certain costs, including increased taxable income for the Funds' shareholders. Also, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs, and other transaction costs incurred. The Adviser takes these costs into account, since they affect the Fund's overall investment performance and reduce shareholders' return.

                             MANAGEMENT OF THE FUNDS

Trustees and Officers. The operations of the Funds are conducted under the direction of the Trustees. The Trustees establish the Funds' policies and oversee the management of the Funds. The Trustees meet regularly to review the activities of the officers, who are responsible for day-to-day operations of the Funds.

The Trustees and officers of the Funds and their principal occupations during the past five years are set forth below.

                                     POSITION WITH
NAME, ADDRESS AND AGE                THE FUND                  PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
*Matthew Kelmon, Age 30              President, Chief          Vice President of Trading for the Adviser from 1994 to
2471 East Bayshore Road, Suite 501   Executive Officer and     present. Formerly, an Account Executive with M.L. Stern
Palo Alto, CA 94303                  Trustee                   & Co., Inc., a bond dealer, from 1993 to 1994.

*Richard D. Stanley, Age 66          Chairman and Trustee      President of Naranja, Inc., an investment and consulting
2471 East Bayshore Road, Suite 501                             corporation, from 1994 to present.
Palo Alto, CA 94303

*William H. Barnes, Age 66           Trustee                   President, Barnes, Stork & Associates, a registered
932-A Santa Cruz Avenue                                        investment adviser, from 1975 to present. President and
Menlo Park, CA 94025                                           Director, Trinity Guardian Foundation, a firm which
                                                               manages assets in support of local charities, from 1996
                                                               to present. Director, Church of the Pioneers
                                                               Foundation, from 1985 to present.

Kenneth D. Treece, Age 54            Trustee                   Chief Executive Officer of SBMC Corp., a precision
2960 Copper Road                                               sheet metal producer, from 1996 to present. From 1988
Santa Clara, CA 95051                                          to 1997, Chief Executive Officer of The Gluers, a trade
                                                               bindery.

Ignatius J. Panzica, Age 55          Trustee                   Self-employed; formerly, President and Chief Executive
16280 Oak Glen Avenue                                          Officer of Custom Chrome, Inc., a supplier of motorcar
Morgan Hill, CA 95037                                          parts and accessories, from 1969 to 1997.

Stephen W. Player, Age 57            Trustee                   Attorney, Law Offices of Stephen W. Player, from 1994
2600 El Camino Real, Suite 410                                 to present.
Palo Alto, CA 94306

Lisa Ann McCarthy, Age 39            Trustee                   President, Crossing Main, a retail women's clothing
5 Main Street                                                  company, from 1992 to present.
Hingham, MA 02043

Jeffrey Ira, Age 44                  Trustee                   Certified Public Accountant and Partner with C.G.
647 Veterans Boulevard                                         Uhlonberg & Company, from 1984 to present. City
Redwood City, CA 94063                                         Councilman, Redwood City, CA from 1997 to present.

Tamara Beth Heiman, Age 29           Secretary and             Executive Vice President and Director of Marketing of
2471 East Bayshore Road, Suite 501   Treasurer                 Kelmoore Investment Company since March of 1999. Vice
Palo Alto, CA 94303                                            President, Investment Advisory Services for Josephthal
                                                               and Co., Inc, a NYSE firm, from 1997 to 1999. Vice
                                                               President, Investment Advisory Services, for First
                                                               Allied Securities, a national independent broker dealer
                                                               from 1994 to 1999.

*AN ASTERISK INDICATES A TRUSTEE WHO MAY BE DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST (AS THAT TERM IS DEFINED IN THE 1940 ACT). MR. KELMON IS CONSIDERED AN "INTERESTED PERSON" OF THE TRUST DUE TO HIS AFFILIATION WITH THE ADVISER. MESSRS. STANLEY AND BARNES ARE CONSIDERED "INTERESTED PERSONS" OF THE TRUST BECAUSE THEY OWN SHARES OF THE ADVISER.

Members of the Audit Committee of the Trustees are Messrs. Ira, Panzica and Treece. The Audit Committee members make recommendations to the Trustees regarding the selection of auditors and confer with the auditors regarding the scope and results of the audit.

Members of the Nominating Committee of the Trustees are Ms. McCarthy and Messrs. Barnes and Player. The Nominating Committee of the Trustees is responsible for the selection and nomination of disinterested Trustees.

Members of the Valuation Committee of the Trustees are Messrs. Kelmon, Stanley and Treece. The Valuation Committee of the Trustees is responsible for fair value pricing of the Fund's portfolio securities.


Prior to August 14, 2000, each Trustee who is not an affiliated person of the Adviser, as defined in the 1940 Act, received an annual retainer of $4,000 per year (payable in equal installments at the end of each quarter), and reimbursement for expenses. Effective August 14, 2000, the annual retainer of each Trustee who is not an affiliated person of the Adviser was increased to $6,000. The following table sets forth the compensation paid by the Trust to the non-interested Trustees during the period since inception to February 29, 2000.



--------------------------------------------------------------------------------
                         AGGREGATE COMPENSATION       TOTAL COMPENSATION FROM
   NAME OF TRUSTEE           FROM THE TRUST          THE TRUST PAID TO TRUSTEE
--------------------------------------------------------------------------------


Kenneth D. Treece                $2,000                        $2,000
Ignatius J. Panzica              $2,000                        $2,000
Stephen W. Player                $2,000                        $2,000
Lisa Ann McCarthy                $2,000                        $2,000
Jeffrey Ira                      $2,000                        $2,000


--------------------------------------------------------------------------------


Trustees who are "interested persons" are not compensated by the Trust for their services. The Trust does not have any retirement plan for the Trustees. As of December 1, 2000 the Trustees and officers owned less than 1% of the shares of The Kelmoore Strategy(TM) Fund and Kelmoore Strategy(TM) Eagle Fund while Kelmoore Investment Company owned ____% and ____% of the shares of The Kelmoore Strategy(TM) Fund and the Kelmoore Strategy(TM) Eagle Fund, respectively.

Investment Adviser. The Trust has employed Kelmoore Investment Company, Inc. as its investment adviser. As of December 1, 2000, the Adviser managed approximately $____ million of assets, consisting primarily of assets of Kelmoore Strategy(TM) Fund and of discretionary brokerage accounts. Ralph M. Kelmon, Jr. is the Chief Executive Officer and Chairman of the Board of Kelmoore Investment Company, Inc. Through his ownership and voting control of more than 25% of the outstanding shares of the Adviser, Mr. Kelmon, is considered to control the Adviser. Mr. Kelmon is the father of Matthew Kelmon, the President and primary portfolio manager for the Funds.


In addition to managing the Funds' investments consistent with their investment objectives, policies and limitations, the Adviser makes recommendations with respect to other aspects and affairs of the Fund. The Adviser also furnishes the Funds with certain administrative services, office space and equipment. All other expenses incurred in the operation of the Funds are borne by the Funds. Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of fact or law or for any loss by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss from a breach of a fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Investment Advisory Agreement.

For providing investment advisory and other services and assuming certain Fund expenses, each Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the value of the Fund's average daily net assets. For the Kelmoore Strategy(TM) Eagle Fund's and the Kelmoore Strategy(TM) Liberty Fund's initial fiscal year ended February 29, 2001, the Adviser has voluntarily agreed to waive its fees and reimburse expenses so that each Fund's annual operating expenses will not exceed 2.25% for Class A shares and 3.00% for Class C shares. The Adviser may terminate this waiver at any time. Any waiver or reimbursement by the Adviser is subject to reimbursement by each Fund within the following three years, to the extent such reimbursement by a Fund would not cause total operating expenses of that Fund to exceed any current expense limitation. Additionally, the Adviser has agreed to reimburse all expenses incurred in connection with the organization of the Funds, subject to recoupment described above. From May 3, 1999 through February 29, 2000, the Kelmoore Strategy(TM) Fund has paid the Adviser $491,388 in advisory fees and has reimbursed the Adviser $164,136 in expenses incurred in connection with the organization of the Fund.

As part of the Trust's organization, the Kelmoore Strategy(TM) Fund issued 10,000 shares of beneficial interest at $10.00 per share in a private placement to the Adviser.

The Investment Advisory Agreement for the Kelmoore Strategy(TM) Fund was approved by the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, on March 22, 1999. The Investment Advisory Agreement for the Kelmoore Strategy(TM) Eagle Fund was approved by the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, on May 8, 2000. The Investment Advisory Agreement for the Kelmoore Strategy(TM) Liberty Fund was approved by the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, on August 14, 2000. The Investment Advisory Agreement, as it applies to each Fund, is for an initial term of two years and continues in effect from year to year thereafter if such continuance is approved annually by the Trustees or by a vote of a majority of the outstanding shares of the respective Fund, and, in either case, by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party to the Investment Advisory Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time without penalty by the Trustees, by vote of a majority of the outstanding shares of the Funds or by the Adviser, upon sixty days' written notice. The Investment Advisory Agreement terminates automatically if assigned.

Code of Ethics. To mitigate the possibility that the Funds will be adversely affected by personal trading of employees, the Funds and the Adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information on portfolio transactions.

Expenses. Each of the Funds pay all expenses not assumed by the Adviser, including, but not limited to: Trustees' expenses, audit fees, legal fees, interest expenses, brokerage commissions, fees for registration and notification of shares for sale with the SEC and various state securities commissions, taxes, insurance premiums, fees of the Funds' administrator, transfer agent, fund accounting agent or other service providers, and costs of obtaining quotations for portfolio securities and the pricing of Fund shares.

Name. The word "Kelmoore" is used by the Trust with the Adviser's consent and the Trust has a non-exclusive license to use the name "Kelmoore Strategy" and the word "Kelmoore" in the name of any Fund. If the Adviser ceases to be the investment adviser of the Funds, the Adviser may require the Trust and the Funds to delete the word "Kelmoore" from their names and cease to otherwise use the word "Kelmoore."

                                 OTHER SERVICES

The Distributor. Kelmoore Investment Company, Inc., 2471 East Bayshore Road, Suite 501, Palo Alto, CA 94303 (the "Distributor") also acts as the primary and exclusive distributor of the Funds' shares, which are offered on a continuous basis. The Distributor serves as the principal distributor of the Funds' shares pursuant to a Distribution Agreement with each of the Funds. The Distribution Agreement is renewable annually provided its renewal is approved by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of parties to the Distribution Agreement and who have no direct or indirect financial interest in the Distribution Agreement or any related distribution plan. The Distribution Agreement may be terminated at any time, without the payment of a penalty, on sixty days' written notice by the Distributor, by the non-interested Trustees or by the vote of the holders of the lesser of: (a) 67% of the Trust's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or
(b) more than 50% of the outstanding shares of the Trust. The Distribution Agreement automatically terminates if it is assigned. The Distributor does not receive any fee or other compensation under the Distribution Agreement other than fees it receives in accordance with the Distribution Plan described below. For the fiscal year ended February 29, 2000, such fees totaled $474,425, all of which were paid to the Distributor for the services described above.

Shares of the Funds may also be sold by selected broker-dealers which have entered into selling agency agreements with the Distributor. The Distributor accepts orders for the purchase of the shares of the Funds which are continually offered at net asset value next determined. The Distributor may pay extra compensation to financial services firms selling large amounts of Fund shares. This compensation is calculated as a percentage of Fund shares sold by the firm.

Distribution Plan. The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act for the Class A shares of the Funds (the "Class A Plan") and the Class C shares of the Funds (the "Class C Plan", collectively, the "Plans"). The Plans permit the Fund to pay the Distributor for its services related to sales and distribution of shares and provision of ongoing services to Fund shareholders.

Under the Class A Plan, each of the Funds shall reimburse the Distributor for payments to dealers or others, a monthly fee not to exceed 0.25% per annum of the average daily net assets of the respective Fund.

Under the Class C Plan, (a) each of the Funds shall reimburse the Distributor a monthly fee not to exceed 0.75% per annum of the average daily net assets of the respective Fund; and (b) in addition to the amounts described in (a) above, each Fund shall reimburse the Distributor for payments to dealers or others, a monthly fee not to exceed 0.25% per annum of the average daily net assets of the respective Fund, as a service fee.

The fees payable under the Class A Plan and section (a) of the Class C Plan shall be used to reimburse the Distributor for any expenses primarily intended to result in the sale of each Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholder reports to other than existing shareholders of the Funds.

The fees payable under section (b) of the Class C Plan, shall be used to reimburse the Distributor for any expenses for personal service and/or the maintenance of shareholder accounts, including, but not limited to: payments made to broker-dealers of other financial institutions and industry professionals for providing administrative support services to the holders of the Funds' shares.

All such expenses covered by the Plans shall be deemed incurred whether paid directly by the Distributor or by a third party to the extent reimbursed therefor by the Distributor.

The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plans.

The Plans are subject to annual approval by the Trustees. The Plans are terminable at any time by vote of a majority of the non-interested Trustees or by vote of a majority of the outstanding shares of each of the Funds. Pursuant to the Plans, a new Trustee who is not an interested person (as defined in the 1940 Act) must be nominated by existing Trustees who are not interested persons. Any change in the Plans that would materially increase the cost of a Plan to the Funds require shareholder approval; otherwise, the Plans may be amended in a material way by Trustees and the non-interested Trustees at a meeting called for the purpose of voting on any amendment.

Although there is no obligation for the Funds to pay expenses incurred by the Distributor in excess of payments made to the Distributor under the Plans, if a Plan is terminated, the Trustees will consider how to treat such expenses. All distribution expenses in excess of the fee rates provided for in the Plans may be carried forward and resubmitted in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; and (ii) the non-interested Trustees determine at the time of initial submission that the distribution expenses are appropriate to be reimbursed. Distribution expenses will be paid on a first-in, first-out basis.

Because amounts paid pursuant to the Plans are paid to the Distributor, the Distributor and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plans. None of the non-interested Trustees has a financial interest in the operation of either Plan.

The Plans were adopted because of their anticipated benefit to the Fund. These anticipated benefits include: increased promotion and distribution of the Fund's shares, an enhancement in the Fund's ability to maintain accounts and improve asset retention, increased stability of net assets for the Fund, and greater flexibility in achieving investment objectives.

For the fiscal year ended February 29, 2000, the Kelmoore Strategic Trust - Class A shares paid fees under its Rule 12b-1 Plan consisting of payments of approximately: $1,311 for compensation to brokers and $34,652 for Advertising. For the fiscal year ended February 29, 2000, the Kelmoore Strategic Trust - Class C shares paid fees under its Rule 12b-1 Plan consisting of payments of approximately: $544,082 for compensation to brokers, $27,495 for printing and mailing of prospectuses, $335,758 for advertising and $68,601 for compensation for sales personnel.

Transfer Agent. PFPC Inc. ("PFPC"), located at 3200 Horizon Drive, King of Prussia, PA 19406, provides transfer agency and dividend disbursing agent services for the Trust. As part of these services, PFPC maintains records pertaining to the sale and redemption of Fund shares and will distribute the Funds' cash dividends to shareholders. For the period ended February 29, 2000, the Kelmoore Strategy(TM) Fund paid $84,099 to PFPC for its services as Transfer Agent.

Administrative Services. PFPC also serves as the administrator for the Trust. The services include the day-to-day administration of matters necessary to the Funds' operations, maintenance of its records and books, preparation of reports, and compliance monitoring of its activities. For the period ended February 29, 2000, the Kelmoore Strategy(TM) Fund paid $79,136 to PFPC for its services as Administrator.

Accounting Services. PFPC also serves as the accounting agent for the Fund and maintains the accounting books and records of the Fund, calculates the Funds' net asset value in accordance with the provisions of the Fund's current Prospectus and prepares for the Fund approval and use various government reports, tax returns, and proxy materials. For the period ended February 29, 2000, the Kelmoore Strategy(TM) Fund paid $34,400 to PFPC for its services as Accounting Agent.

Custodian and Custody Administrator. The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the Funds' assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of the Funds (ii) holds and transfers portfolio securities on account of the Funds, (iii) accepts receipts and make disbursements of money on behalf of the Funds, (iv) collects and receives all income and other payments and distributions on account of the Funds' securities and (v) makes periodic reports to the Trustees concerning the Funds' operations. PFPC will act as custody administrator and has agreed to pay the fees and expenses of the custodian.

Independent Accountants. The accounting firm of PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, has been designated as independent accountants for the Trust. PricewaterhouseCoopers LLP performs annual audits of the Funds and is periodically called upon to provide accounting and tax advice.

Legal Counsel. Sutherland, Asbill & Brennan LLP, 1275 Pennsylvania Ave, NW, Washington, D.C. 20004-2415 serves as legal counsel for the Trust and the Adviser and Distributor.

Year 2000. The Trust did not experience any significant malfunctions or errors in the computer systems used by its service providers when the date changed from 1999 to 2000. Based on operations since January 1 2000, the Trust does not expect any significant impact to its on-going business as a result of the "Year 2000 issue." However, it is possible that the full impact of the date change, which was of concern due to computer programs that use two digits instead of four digits to define years, has not been fully recognized. For example, it is possible that Year 2000 or similar issues, such as leap year-related problems, may affect the computer systems used by the Trust's service providers at month, quarter or year end. The Trust believes that any such problems are likely to be minor and correctable.

                            PURCHASES AND REDEMPTIONS

Redemptions in Kind. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Funds may limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In the case of requests for redemptions in excess of such amount, the Trustees reserve the right to make payments in whole or in part in securities or other assets in case of an emergency, or any time a cash distribution would impair the liquidity of the Funds to the detriment of existing shareholders. If the recipient sold such securities, a brokerage charge might be incurred.

Telephone Instructions. Neither the Funds nor PFPC will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, PFPC will use procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. All telephone conversations with PFPC will be recorded.

Systematic Withdrawal Plan. Shareholders who own $5,000 or more of a Fund's shares, valued at the Fund's current net asset value, and who wish to receive periodic payments from their account(s) may establish a Systematic Withdrawal Plan by completing an application provided for this purpose. Participants in this plan will receive monthly, quarterly, semi-annual or annual checks in the amount designated. The minimum withdrawal amount is $100. This amount may be changed at any time. Dividends and capital gains distributions on a Fund's share in the Systematic Withdrawal Plan are automatically reinvested in additional shares at net asset value. Payments are made from proceeds derived from the redemption of Fund shares owned by the participant. The redemption of shares will result in a gain or loss that is reportable by the participant on its income tax return, if the participant is a taxable entity.

Redemptions required for payments may reduce or use up the participant's investment, depending upon the size and frequency of withdrawal payments and market fluctuations. Accordingly, Systematic Withdrawal Plan payments cannot be considered as yield or income on the investment.

PFPC, as agent for the participant, may charge for services rendered to participants. No such charge is currently assessed, but such a charge may be instituted by PFPC upon written notice to participants. The plan may be terminated at any time without penalty upon written notice by the participants, the Funds, or PFPC.

                                    VALUATION

The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ"), will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Exchange traded options will be valued at the last sale price in the market where such options are principally traded or, if no sale occurs, at the mean between the last bid and asked price. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost. Valuations may be obtained from independent pricing services approved by the Trustees.

When a Fund writes a put or call option, it records the premium received as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph.

                                      TAXES

Below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to deal with all aspects of federal income taxation relevant to shareholders in light of their particular circumstances. This discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Tax Status of the Funds. Each of the Funds intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies). If the Funds fail to qualify as a regulated investment company, the Funds will be subject to U.S. federal income tax and distributions to its shareholders will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed to shareholders. The Funds intend to distribute substantially all of such income.

Amounts not distributed in accordance with certain requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. The Fund intends to avoid application of the excise tax.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Options. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Funds to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Funds from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by the Funds, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term gain, regardless of how long a shareholder has held Fund shares. Net capital gains from assets held for one year or less will be taxed as ordinary income.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Funds, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Funds just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions. Upon a redemption or sale of shares of the Funds, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding. The Funds generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Funds with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

                                    BROKERAGE

Each of the Funds intends to place substantially all its securities transactions, including transactions involving options, through the Adviser in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. These procedures, which have been adopted by the Trustees, including a majority of the non-interested Trustees, are reasonably designed to provide that any commissions, fees or other compensation paid to the Adviser (or any affiliate) are fair and reasonable when compared to commissions, fees and other compensation received from other firms who engage in comparable transactions. The Funds will not deal with the Adviser (or any affiliate) in any transaction in which the Adviser (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. From inception through February 29, 2000, the Kelmoore Strategy(TM) Fund paid $904,587 in brokerage commissions to Kelmoore Investment Company which constitutes 100% of the commissions paid by the Fund.

The Adviser may utilize non-affiliated brokers, dealers or members of a securities exchange to execute portfolio transactions on behalf of the Funds and, like the Adviser, such firms may receive commissions for executing the Funds' securities transactions. In effecting the purchase or sale of portfolio securities from non-affiliated brokers, dealers or members of an exchange, the Adviser will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser may use brokerage and research services provided to it by brokers and dealers in servicing all its clients.

The Adviser currently manages separate accounts that employ investment strategies similar to those used by the Funds. At times, investment decisions may be made to purchase or sell the same security for the Funds and one or more of the other clients advised by the Adviser. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions will be allocated as to amount and price in a manner considered equitable to each so that each receives, to the extent practicable, the average price for such transaction. There may be circumstances in which such simultaneous transactions would be disadvantageous to the Funds with respect to price and availability of securities. In other cases, however, it is believed that transactions would be advantageous to the Funds.

                          SHARES OF BENEFICIAL INTEREST

There are no conversion or preemptive rights in connection with any shares of the Funds, nor are there cumulative voting rights. Each of the Funds' shares have equal voting rights. As a shareholder, you receive one vote for each share of the Fund you own and each fractional share you own shall be entitled to a proportionate fractional vote. Each issued and outstanding share of a class of the Funds are entitled to participate equally in dividends and distributions declared and in the net assets of the Funds upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Under Delaware law, shareholders will be liable for the obligations of the Fund only to the extent of their investment in the Fund.

All issued and outstanding shares of the Funds will be fully paid and non-assessable and will be redeemable at net asset value per share. The interests of shareholders in the Fund will not be evidenced by a certificate or certificates representing shares of the Funds.

The authorized capitalization of each of the Funds consist of an unlimited number of shares having a par value of $0.001 per share. The Trustees have authorized two series with two classes of shares issued currently. The Trustees have authority, without necessity of a shareholder vote, to create any number of new series or classes of shares.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Funds to hold a special meeting of shareholders for purposes of removing a Trustee. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Funds' outstanding shares. In addition, the Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders. Special shareholder meetings may also be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract.

                           CALCULATION OF PERFORMANCE

From time to time, each Fund may advertise its yield and total return. THESE FIGURES WILL BE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. No representation can be made regarding future yields or returns.

The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The "total return" or "average annual total return" of a Fund reflects the change in the value of an investment in a Fund over a stated period of time. Total returns and average annual returns measure both the net investment income from and any realized or unrealized appreciation or depreciation of a Fund's holdings for a stated period and assume that the entire investment is redeemed at the end of each period and the reinvestment of all dividends and capital gain distributions.

The yield of a Fund will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of a Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's shares and to the relative risks associated with the investment objective and policies of such Fund.

Calculation of Total Return:
---------------------------
Each quotation of average annual total return will be computed by finding the average annual compounded rate of return over that period which would equate the value of an initial amount of $1,000 invested in a Fund equal to the ending redeemable value, according to the following formula:

                                 P(T + 1)n = ERV

Where: P = a hypothetical initial payment of $1,000, T = average annual total return, n = number of years, and ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the period at the end of the period for which average annual total return is being calculated assuming a complete redemption. The calculation of average annual total return assumes the deduction of the maximum sales charge, if any, from the initial investment of $1,000, assumes the reinvestment of all dividends and distributions at the price stated in the then effective Prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts assuming such Fund's average account size.

A Fund, may also advertise aggregate total return in addition to average annual total return. Aggregate total return is a measure of the change in value of an investment in a Fund over the relevant period and is calculated similarly to average annual total return except that the result is not annualized.

For the following periods ended February 29, 2000, the average annual total returns for the Funds were as follows:

================================================================================
                                                                     Since
FUND                                             1 Year    5 Year    Inception
================================================================================
Kelmoore Strategy(TM) Fund Class A*              N/A       N/A       4.55%(1)
--------------------------------------------------------------------------------
Kelmoore Strategy(TM)Fund Class C**              N/A       N/A       5.54%
--------------------------------------------------------------------------------
Kelmoore Strategy(TM) Eagle Fund Class A(2)      N/A       N/A       N/A
--------------------------------------------------------------------------------
Kelmoore Strategy(TM) Eagle Fund Class C(2)      N/A       N/A       N/A
--------------------------------------------------------------------------------
Kelmoore Strategy(TM) Liberty Fund Class A(3)    N/A       N/A       N/A
--------------------------------------------------------------------------------
Kelmoore Strategy(TM) Liberty Fund Class C(3)    N/A       N/A       N/A
--------------------------------------------------------------------------------

*   The Kelmoore Strategy(TM) Fund Class A commenced operations on October 26,
    1999.
**  The Kelmoore Strategy(TM) Fund Class C commenced operations on May 3, 1999.
(1) Total Return Calculation does not reflect sales load.
(2) The Kelmoore Strategy(TM) Eagle Fund commenced operations on July 28, 2000.
(3) The Kelmoore Strategy(TM) Liberty Fund had not commenced operations as of the date of this SAI.

The performance figures above reflect voluntary fee waivers and expense reimbursements. Absent such fee waivers and expense reimbursements, the yield and total returns of the Kelmoore Strategy(TM) Fund would have been lower.

At any time in the future, yields and total return may be higher or lower than past yields and total return and there can be no assurance that any historical results will continue. Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields and total return will vary.

Comparing Performance. The performance of a Fund may periodically be compared with that of other mutual funds or broad groups of comparable mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) and financial and business publications and periodicals. In addition, a Fund's performance may be compared with unmanaged indices of various investments for which reliable performance data is available. These may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The performance of a Fund may also be compared in various publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, or Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the United States. A Fund may use the long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets.

A Fund may also quote financial and business publications and periodicals, such as SMART MONEY, as they relate to

Trust management, investment philosophy, and investment techniques. A Fund may also quote from time to time various measures of volatility and benchmark correlations in advertising and may compare these measures with those of other mutual funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.


                              FINANCIAL STATEMENTS


Reports to Shareholders. The audited financial statements and notes thereto for the Kelmoore Strategy(TM) Fund, contained in the Annual Report to Shareholders dated February 29, 2000, are incorporated by reference into this Statement of Additional Information and have been audited by PricewaterhouseCoopers LLC whose report also appears in the Annual Report and is also incorporated by reference herein. The unaudited financial statements and notes thereto for the Kelmoore Strategy((TM)) Fund and Kelmoore Strategy(TM) Eagle Fund, contained in the Semi-Annual Report to Shareholders dated August 31, 2000 are also incorporated by reference herein. No other parts of the Annual Report or Semi-Annual Report are incorporated by reference herein.

KELMOORE STRATEGIC TRUST
PART C - OTHER INFORMATION

Item 23.       EXHIBITS:

(a)(1) Certificate of Trust dated December 1, 1998 -- Incorporated by reference to the Initial Registration Statement as filed with the SEC on December 21, 1998.

(a)(2) Agreement and Declaration of Trust as amended March 22, 1999 -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed with the SEC on April 6, 1999.

(b) By-Laws as amended March 22, 1999 -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed with the SEC on April 6, 1999.

(c) Instruments Defining Rights of Security Holders -- not applicable.

(d)(1) Investment Advisory Agreement dated March 22, 1999 -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed with the SEC on April 6, 1999.

(d)(2) Schedule I of the Investment Advisory Agreement as amended May 8, 2000 -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed with the SEC on June 28, 2000.

(d)(3) Schedule I of the Investment Advisory Agreement as amended August 14, 2000 -- filed herewith.

(e)(1) Distribution Agreement dated March 22, 1999 -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed with the SEC on April 6, 1999.

(e)(2) Schedule A of Distribution Agreement as amended May 8, 2000 --Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed with the SEC on June 28, 2000.

(e)(3) Schedule A of Distribution Agreement as amended August 14, 2000 -- filed herewith.

(f)            Bonus or Profit Sharing Contracts -- none.

(g)(1) Custodian Agreement dated March 22, 1999 -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed with the SEC on April 6, 1999.

(g)(2) Appendix B of the Custodian Agreement as amended May 8, 2000 -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed with the SEC on June 28, 2000.

(g)(3) Appendix B of the Custodian Agreement as amended August 14, 2000 -- filed herewith.

(h)(1) Services Agreement dated May 3, 1999 -- Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on August 25, 1999.

(h)(2) Schedule A of the Services Agreement as amended May 8, 2000 -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed with the SEC on June 28, 2000.

(h)(3)         Amendment No. 2 to the Services Agreement -- filed herewith.

(i)(1) Legal Opinion dated March 30, 1999 -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed with the SEC on April 6, 1999.

(i)(2) Legal Opinion dated June 26, 2000 -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed with the SEC on June 28, 2000.

(i)(3)         Legal Opinion dated _____ __, 2000 -- to be filed by amendment.

(i)(4)         Consent of Sutherland Asbill & Brennan LLP -- filed herewith.

(j)            Consent of Independent Accountants -- filed herewith.

(k)            Omitted Financial Statements -- not applicable.

(l) Initial Capital Agreements dated March 25, 1999 -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed with the SEC on April 6, 1999.

(m)(1) Rule 12b-1 Plan of Distribution and Service Plan for Class C Shares dated October 24, 1999, as amended August 14, 2000 -- filed herewith.

(m)(2) Rule 12b-1 Plan of Distribution Plan for Class A Shares dated October 24, 1999, as amended August 14, 2000 -- filed herewith.

(n) Rule 18f-3 Plan dated October 24, 1999, as amended August 14, 2000 -- filed herewith.

(o)(1) Powers of Attorney -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed with the SEC on April 6, 1999.

(o)(2) Power of Attorney of Norman H. Moore, Jr. -- Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on August 25, 1999.

(o)(3) Power of Attorney of Tamara Beth Heiman -- Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement as filed with the SEC on October 22, 1999.

(p) Code of Ethics of the Trust, the Kelmoore Strategy(TM) Variable Trust, Adviser and Distributor as amended July 28, 2000 -- filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant. Not Applicable.

Item 25.       Indemnification.

               The Agreement and Declaration of Trust (Article IV, Section 3) of the Trust provides that, in the event a Trustee, officer, employee or agent of the Trust is sued for his or her activities concerning the Trust, the Trust will indemnify that person to the fullest extent permitted by law except if that person has been found by a court or body before which the proceeding was brought to have acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

               The Registrant has purchased Errors and Omissions insurance with Directors and Officers liability coverage.

Item 26.       Business and Other Connections of the Investment Adviser.

               Kelmoore Investment Company, Inc. (the "Adviser"), is primarily engaged in the brokerage and investment advisory business. The Trust is the only registered investment company to which the Adviser serves as investment adviser. Information as to the officers and directors of the Adviser is included in its Form ADV filed February 19, 2000 with the Securities and Exchange Commission (Registration Number 801-53123) and is incorporated herein by reference.

Item 27.       Principal Underwriters.

       (a) The Adviser also serves as distributor of the shares of the Funds. The Adviser currently acts as principal underwriter for Kelmoore Covered Writing Fund, K2 LP, a California Limited Partnership.

       (b) The following table sets forth information concerning each director and officer of the Adviser.

Name and Principal       Positions and Offices         Positions and Offices
Business Address*        with Underwriter              with Registrant

Ralph M. Kelmon, Jr.     Chairman of the Board,          None
                         Chief Executive Officer,
                         and Treasurer

Michael Romanchak        Director and President          None

David R. Moore           Director                        None

A. Duncan King           Director                        None

Norman H. Moore          Vice President-                 None
                         Administration: Corporate
                         Secretary and Chief
                         Compliance Officer

Norman H. Moore, Jr.     Director                        None

Matthew Kelmon           Vice President of Trading       President and Trustee

Thomas W. Killilea       Director                        None

Richard J. Deagazio      Director                        None

Edward J. Devereaux      Director and Chief              None
                         Operating Officer

Richard D. Stanley       None                            Chairman and Trustee

Tamara Beth Heiman       Executive Vice President        Secretary and Treasurer
                         and Director of Marketing

Shawn Young              Chief Financial Officer         Chief Financial Officer


* All addresses are 2471 East Bayshore Road, Suite 501, Palo Alto, CA 94303 unless otherwise indicated.

       (c)     Not applicable.

Item 28.       Location of Accounts and Records.

               The accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Adviser, 2471 East Bayshore Road, Suite 501, Palo Alto, California 94303; by the Trust's Administrator, Transfer Agent, and Fund Accounting Agent, PFPC, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903; and by the Trust's Custodian, The Bank of New York, 48 Wall Street, New York, New York 10286.

Item 29.       Management Services. Not Applicable.

Item 30.       Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Palo Alto and the State of California on this 12th day of October, 2000.

                                          KELMOORE STRATEGIC TRUST
                                          (Registrant)

                                          /s/ Matthew Kelmon
                                          -------------------------------
                                          By: Matthew Kelmon, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                            DATE

/s/ Matthew Kelmon             President, Principal             October 12, 2000
                               Executive Officer
                               and Trustee

/s/ Tamara Beth Heiman         Secretary, Treasurer and         October 12, 2000
                               Chief Financial Officer

William H. Barnes*             Trustee                          October 12, 2000

Richard D. Stanley*            Trustee                          October 12, 2000

Jeffrey Ira*                   Trustee                          October 12, 2000

Kenneth D. Treece*             Trustee                          October 12, 2000

Lisa Ann McCarthy*             Trustee                          October 12, 2000

Ignatius J. Panzica*           Trustee                          October 12, 2000

Stephen W. Player*             Trustee                          October 12, 2000

By: /s/ Sandra Adams
    ----------------
    *Sandra L. Adams,
    as Attorney-in-Fact
    pursuant to Powers of Attorney

                            KELMOORE STRATEGIC TRUST

                            EXHIBIT INDEX TO PART "C"
                                       OF
                             REGISTRATION STATEMENT

ITEM NO.       DESCRIPTION

(d)(3)         Schedule I of the Investment Advisory Agreement

(e)(3)         Schedule A of the Distribution Agreement

(g)(3)         Appendix B of the Custodian Agreement

(h)(3)         Amendment No. 2 to the Services Agreement

(i)(4)         Consent of Sutherland Asbill & Brennan LLP

(j)            Consent of Independent Accountants

(m)(1)         Rule 12b-1 Plan of Distribution and Service Plan for Class C
               Shares

(m)(2)         Rule 12b-1 Plan of Distribution and Service Plan for Class A
               Shares

(n)            Rule 18f-3 Plan

(p) Code of Ethics of the Registrant, the Kelmoore Strategy(TM) Variable Trust, Adviser and Distributor as amended July 28, 2000.